Segment information	12 Months Ended
Jun. 30, 2019
Segment information
Segment information

Segment information

	Mining		Exploration and Production International		Energy		Base Chemicals***		Performance Chemicals***

	2019	2018	2019	2018	2019	2018	2019	2018	2019	2018
	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm

Statement of financial position
Non-current assets	26 485	25 197	13 542	14 217	67 325	64 526	141 160	124 826	126 949	116 945
Current assets	1 809	2 547	2 475	2 339	19 727	20 657	19 478	15 714	25 007	26 335

Non-current liabilities	1 701	1 629	6 782	5 684	11 561	11 616	10 612	38 749	11 763	36 538
Current liabilities	2 601	2 801	1 685	2 371	13 160	11 462	10 234	9 883	12 462	12 584

	Mining			Exploration and Production International			Energy
	2019	2018	2017	2019	2018	2017	2019	2018	2017
	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm

Income statement
External turnover	3 222	3 446	2 946	1 815	1 610	1 750	82 977	69 110	64 254
Total turnover	20 876	19 797	18 962	5 184	4 198	4 084	83 803	69 773	64 772
Intersegmental turnover	(17 654)	(16 351)	(16 016)	(3 369)	(2 588)	(2 334)	(826)	(663)	(518)
Earnings before interest and tax	4 701	5 244	3 725	(889)	(3 683)	585	16 566	14 081	11 218
Earnings attributable to owners of Sasol Limited	3 021	3 336	2 266	(1 800)	(4 168)	47	11 970	8 558	6 395
Effect of remeasurement items*	45	34	6	1 976	4 241	(6)	247	971	1 844
Depreciation and amortisation	1 805	1 677	1 905	1 582	1 465	2 053	5 331	4 817	4 496

Statement of cash flows
Cash flow from operations	7 025	6 877	5 401	2 528	2 665	1 726	23 247	17 158	17 996
Additions to non-current assets**	2 912	3 729	2 839	1 086	2 525	2 600	7 484	6 650	6 781

Other disclosures
Capital commitments*	2 372	2 640	3 099	19 795	18 811	19 431	10 390	10 320	10 327

*	Excludes equity accounted investments.

**	Includes capital accruals.

***

The comparative financial results have been restated for the transfer of the Phenolics, Ammonia and Specialty Gases businesses from Performance Chemicals to Base Chemicals. The restatements were performed to align with the current strategy and to best reflect the basis in which the Chief Operating Decision Maker reviews and makes decisions.

Group Functions		Total		Deferred tax assets and liabilities		Net tax receivable/ payable		Post-retirement benefit assets		Total per statement of financial position

2019	2018	2019	2018	2019	2018	2019	2018	2019	2018	2019	2018
Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm

6 655	6 673	382 116	352 384	8 563	4 096	—	—	1 274	1 498	391 953	357 978
8 789	10 363	77 285	77 955	—	—	730	3 302	—	—	78 015	81 257

125 070	30 547	167 489	124 763	27 586	25 908	—	—	—	—	195 075	150 671
7 917	18 537	48 059	57 638	—	—	1 039	2 318	—	—	49 098	59 956

Base Chemicals***			Performance Chemicals***			Group Functions			Total
2019	2018	2017	2019	2018	2017	2019	2018	2017	2019	2018	2017
Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm

48 113	43 269	41 582	67 389	63 986	61 359	60	40	516	203 576	181 461	172 407
48 813	43 951	42 288	68 296	64 887	62 185	78	52	516	227 050	202 658	192 807
(700)	(682)	(706)	(907)	(901)	(826)	(18)	(12)	—	(23 474)	(21 197)	(20 400)
(1 431)	918	6 888	(7 040)	7 853	8 737	(2 210)	(6 666)	552	9 697	17 747	31 705
1 622	2 075	5 899	(3 516)	7 434	7 124	(6 999)	(8 506)	(1 357)	4 298	8 729	20 374
3 190	4 512	(374)	13 182	103	136	5	40	10	18 645	9 901	1 616
4 788	4 422	4 050	3 739	3 299	2 965	723	745	735	17 968	16 425	16 204

6 343	9 017	11 476	9 743	12 303	12 272	102	(1 382)	(2 635)	48 988	46 638	46 236
23 065	20 299	24 182	20 403	19 384	23 055	850	797	886	55 800	53 384	60 343

16 504	21 125	30 375	10 434	16 432	26 743	600	599	761	60 095	69 927	90 736

Geographic segment information

	Mining			Exploration and Production International			Energy

	2019	2018	2017	2019	2018	2017	2019	2018	2017
External turnover*	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm

 South Africa	—	—	—	—	—	—	77 345	65 827	60 814
 Rest of Africa	—	—	—	652	341	355	4 665	3 282	3 438
 Europe	2 819	2 691	2 040	924	985	835	967	1	2
 North America	—	—	—	239	284	560	—	—	—
 South America	—	—	—	—	—	—	—	—	—
 Asia, Australasia and Middle East	403	755	906	—	—	—	—	—	—

Total operations	3 222	3 446	2 946	1 815	1 610	1 750	82 977	69 110	64 254

*	The analysis of turnover is based on the location of the customer.

**

The comparative financial results have been restated for the transfer of the Phenolics, Ammonia and Specialty Gases businesses from Performance Chemicals to Base Chemicals. The restatements were performed to align with the current strategy and to best reflect the basis in which the Chief Operating Decision Maker reviews and makes decision.

	Mining			Exploration and Production International			Energy

Earnings before interest	2019	2018	2017	2019	2018	2017	2019	2018	2017
and tax*	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm

 South Africa	3 273	3 796	2 775	1 458	1 008	1 307	15 243	13 064	12 248
 Rest of Africa	—	—	—	164	(1 282)	707	259	926	(85)
 Europe	1 249	1 131	658	223	194	(503)	14	—	(47)
 North America	—	—	—	(2 739)	(3 595)	(728)	—	(1 010)	(1 756)
 South America	—	—	—	—	—	—	—	—	—
 Asia, Australasia and Middle East	179	317	292	5	(8)	(198)	1 050	1 101	858

Total operations	4 701	5 244	3 725	(889)	(3 683)	585	16 566	14 081	11 218

*	Includes equity accounted profits/(losses) remeasurement items and once-off share-based payment expenses.

**

The comparative financial results have been restated for the transfer of the Phenolics, Ammonia and Specialty Gases businesses from Performance Chemicals to Base Chemicals. The restatements were performed to align with the current strategy and to best reflect the basis in which the Chief Operating Decision Maker reviews and makes decision.

Non-current assets

	2019	2018	2017
for the year ended 30 June	Rm	Rm	Rm

 South Africa	147 688	143 493	139 398
 Rest of Africa	19 323	18 443	17 856
 Europe	15 944	15 389	13 925
 North America	189 560	165 742	125 983
 South America	1	1	1
 Asia, Australasia and Middle East	9 600	9 316	10 118

Total operations	382 116	352 384	307 281
Deferred tax asset	8 563	4 096	3 082
Post-retirement benefit assets	1 274	1 498	622

Total non-current assets	391 953	357 978	310 985

Base Chemicals**			Performance Chemicals**			Group Functions			Total

2019	2018	2017	2019	2018	2017	2019	2018	2017	2019	2018	2017
Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm

22 561	21 336	19 891	1 049	1 297	1 292	—	—	—	100 955	88 460	81 997
2 573	2 142	2 751	900	790	786	24	—	34	8 814	6 555	7 364
7 324	7 037	5 922	33 168	33 008	29 261	—	—	—	45 202	43 722	38 060
8 039	5 894	3 228	19 459	16 926	19 375	—	—	—	27 737	23 104	23 163
584	513	396	1 501	1 415	1 669	—	—	—	2 085	1 928	2 065
7 032	6 347	9 394	11 312	10 550	8 976	36	40	482	18 783	17 692	19 758

48 113	43 269	41 582	67 389	63 986	61 359	60	40	516	203 576	181 461	172 407

Base Chemicals**			Performance Chemicals**			Group Functions			Total

2019	2018	2017	2019	2018	2017	2019	2018	2017	2019	2018	2017
Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm

(843)	(3 213)	2 899	449	1 547	1 340	(1 004)	(7 617)	(125)	18 576	8 585	20 444
120	416	220	189	22	86	(25)	553	26	707	635	954
526	812	734	2 754	3 530	2 984	251	345	84	5 017	6 012	3 910
(1 724)	430	1 221	(11 844)	1 809	3 049	(1 436)	50	85	(17 743)	(2 316)	1 871
7	141	100	111	138	160	—	—	—	118	279	260
483	2 332	1 714	1 301	807	1 118	4	3	482	3 022	4 552	4 266

(1 431)	918	6 888	(7 040)	7 853	8 737	(2 210)	(6 666)	552	9 697	17 747	31 705

Reporting segments

The group has six main reportable segments that reflects the structure used by the Joint Presidents and Chief Executive Officers to make key operating decisions and assess performance. The group’s reportable segments are operating segments that are differentiated by the activities that each undertakes and the products they manufacture and market (referred to as business segments). The group evaluates the performance of its reportable segments based on earnings before interest and tax (EBIT).

The operating model structure reflects how the results are reported to the Chief Operating Decision Maker (CODM). The CODM for Sasol are the Joint Presidents and Chief Executive Officers.

Operating business units

Mining

Mining is responsible for securing coal feedstock for the Southern African value chain, mainly for gasification, but also to generate electricity and steam. Coal is sold for gasification and utility purposes to Secunda Synfuels, for utility purposes to Sasolburg Operations; and to third parties in the export market.

Mining sells coal under both long- and short-term contracts at a price determinable from the agreements. Turnover is recognised upon delivery of the coal to the customer, which, in accordance with the related contract terms is the point at which the control passes to the customer. Prices are fixed or determinable and collectability is probable.

The date of delivery related to Mining is determined in accordance with the contractual agreements entered into with customers. These are summarised as follows:

Delivery terms	Control passes to the customer

Free on Board	At the point in time when the coal is loaded onto the vessel at Richards Bay Coal Terminal; the customer is responsible for shipping and handling costs.

The related costs of sales are recognised in the same period as the supply of the coal and include any shipping and handling costs incurred. All inter-segment sales are conducted at market related prices.

Exploration and Production International

Exploration and Production International (E&PI) develops and manages the group’s upstream interests in oil and gas exploration and production in Mozambique, South Africa, Canada and Gabon.

E&PI sells Mozambican gas under long-term contracts to both Sasol and external customers, condensate on short-term contracts and Canadian gas into the market at spot prices. Oil is sold to customers under annual contracts. Turnover is recognised upon delivery to the customer, which, in accordance with the related contract terms is the point at which control passes to the customer. Prices are determinable from the agreements and on the open market.

Delivery terms	Control passes to the customer

On-delivery	At the point in time when the:
 Gas reaches the inlet coupling of the customer’s pipeline.
 Condensate is loaded onto the customer’s truck.
These are the points when the customer controls the gas or condensate, or directs the use of it. The customer is responsible for transportation and handling costs.

Strategic business units

Performance Chemicals

Performance Chemicals markets commodity and differentiated performance chemicals. The key product lines are organics, waxes and advanced materials. These are produced in various Sasol production facilities around the world.

Base Chemicals

Base Chemicals markets commodity chemicals based on the group’s upstream Fischer-Tropsch, ethylene, propylene and ammonia value chains. The key product lines are polymers, solvents and ammonia-based explosives and fertilisers. These are produced in various Sasol production facilities around the world.

The Base and Performance Chemicals businesses sell the majority of their products under contracts at prices determinable from such agreements. Turnover is recognised upon delivery which, in accordance with the related contract terms, is the point at which control transfer to the customer. Prices are determinable and collectability is probable.

The point of delivery is determined in accordance with the contractual agreements entered into with customers which are as follows:

Delivery terms	Control passes to the customer:

Ex-tank sales	At the point in time when products are loaded into the customer’s vehicle or unloaded from the seller’s storage tanks.
Ex-works	At the point in time when products are loaded into the customer’s vehicle or unloaded at the seller’s premises.
Carriage Paid To (CPT); Cost Insurance Freight (CIF); Carriage and Insurance Paid (CIP); and Cost Freight Railage (CFR)	Products — CPT: At the point in time when the product is delivered to a specified location or main carrier.
Products — CIF, CIP and CFR: At the point in time when the products are loaded into the transport vehicle.

Carriage, freight and insurance: Over the period of transporting the products to the customer’s nominated place — where the seller is responsible for carriage, freight and insurance costs, which are included in the contract.

Free on Board	At the point in time when products are loaded into the transport vehicle; the customer is responsible for shipping and handling costs.
Delivered at Place	At the point in time when products are delivered to and signed for by the customer.
Consignment Sales	As and when products are consumed by the customer.

Energy

Energy is responsible for the sales and marketing of liquid fuels, pipeline gas and electricity. In South Africa, Energy sells approximately nine billion liters of liquid fuels annually, blended from fuel components produced by the Secunda Synfuels operations, crude oil refined at Natref, as well as some products purchased from other refiners. Energy markets approximately 55 billion standard cubic feet (bscf) of natural and methane-rich gas a year.

Energy sells liquid fuel products under both short- and long-term agreements for both retail sales and commercial sales, including sales to other oil companies. The prices for retail sales are regulated and fixed by South African law. For commercial sales and sales to other oil companies, the prices are fixed and determinable according to the specific contract, with periodic price adjustments.

Turnover for the supply of fuel is based on measurement through a flow-meter into customers’ tanks. Turnover is derived from the sale of goods produced by the operating facilities and is recognised when, in accordance with the related contract terms, control passes to the customer. Prices are fixed or determinable and collectability is probable. Shipping and handling costs are included in turnover when billed to customers in conjunction with the sale of the products. Turnover is also derived from the rendering of engineering services to external partners in joint ventures upon the proof of completion of the service.

Gas is sold under long-term contracts at a price determinable from the supply agreements in accordance with the pricing methodology used by the National Energy Regulator of South Africa (NERSA). Gas analysis and tests of the specifications and content are performed prior to delivery.

Turnover is recognised under the following arrangements:

Service/good	Delivery terms	Control passes to the customer:

Sale of fuel	On-delivery	At the point in time when the fuel is delivered onto the rail tank car, road tank truck or into the customer pipeline.
	Free Carrier	At the point in time when the goods are unloaded to the port of shipment; Sasol is not responsible for the freight and insurance.
Carriage Paid To

Products: At the point in time when the product is delivered to a specified location or main carrier.

Freight: Over the period of transporting the goods to the customer’s nominated place — where the seller is responsible for freight costs, which are included in the contract.

Sale of gas	On-delivery	At the point in time when the gas has reached the inlet coupling of the customer’s pipeline.
Sale of electricity	On-delivery	At the point in time when the electricity passes through the supply points to the customer’s transmission line.

The Energy business also develops, implements and manages the group’s international business ventures based on Sasol’s proprietary gas-to-liquids (GTL) technology. Sasol holds 49% in ORYX GTL in Qatar, and an indirect 10% share in Escravos GTL in Nigeria.

Group Functions

Group Functions includes head office and centralised treasury operations.